INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
6	INVENTORIES
Inventories consist of the following:

	December 31,
	2010	2011
	RMB	RMB

Merchandise in stores	255,219	283,282
Merchandise in warehouses	178,046	153,776

	433,265	437,058